Retained Earnings and Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2023
Retained Earnings and Accumulated Other Comprehensive Income
Retained Earnings and Accumulated Other Comprehensive Income
18.	Retained Earnings and Accumulated Other Comprehensive Income

(a)   Retained Earnings:

			Unappropriated		Net Income		Retained
	Legal Reserve		Earnings		for the Year		Earnings
Balance at January 1, 2022	Ps.	2,139,007	Ps.	80,023,355	Ps.	6,055,826	Ps.	88,218,188
Appropriation of net income relating to 2021		—		6,055,826		(6,055,826)		—
Dividends		—		(1,053,392)		—		(1,053,392)
Sale of repurchased shares		—		(3,080,729)		—		(3,080,729)
Cancellation of sale of shares		—		246,658		—		246,658
Share-based compensation		—		2,009,304		—		2,009,304
Other		—		1,650		—		1,650
Net income attributable to stockholders of the Company		—		—		44,712,180		44,712,180
Balance at December 31, 2022		2,139,007		84,202,672		44,712,180		131,053,859
Appropriation of net income relating to 2022		—		44,712,180		(44,712,180)		—
Dividends		—		(1,027,354)		—		(1,027,354)
Sale of repurchased shares		—		(692,062)		—		(692,062)
Cancellation of sale of shares		—		79,196		—		79,196
Share-based compensation		—		748,500		—		748,500
Shares cancellation		—		(1,339,107)		—		(1,339,107)
Net loss attributable to stockholders of the Company		—		—		(8,422,730)		(8,422,730)
Balance at December 31, 2023	Ps.	2,139,007	Ps.	126,684,025	Ps.	(8,422,730)	Ps.	120,400,302

In accordance with Mexican law, the legal reserve must be increased by 5% of annual net profits until it reaches 20% of the capital stock amount. As of December 31, 2023 and 2022, the Company’s legal reserve amounted to Ps.2,139,007 for both years, respectively, and was classified into retained earnings in consolidated equity. As the legal reserve reached 20% of the capital stock amount, no additional increases were required in 2023, 2022 and 2021. This reserve is not available for dividends but may be used to reduce a deficit or may be transferred to stated capital. Other appropriations of profits require the vote of the Company’s stockholders.

In April 2021, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2021, in the aggregate amount of Ps.1,053,392.

In April 2022, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2022, in the aggregate amount of Ps.1,053,392.

In April 2023, the Company’s stockholders approved the payment of a dividend of Ps.0.35 per CPO and Ps.0.002991452991 per share of Series “A,” “B,” “D” and “L” Shares, not in the form of a CPO unit, which was paid in cash in May 2023, in the aggregate amount of Ps.1,027,354.

Dividends, either in cash or in other forms, paid by the Mexican companies in the Group will be subject to income tax if the dividends are paid from earnings that have not been subject to Mexican income tax computed on an individual company basis under the provisions of the Mexican Income Tax Law. In this case, dividends will be taxable by multiplying such dividends by a 1.4286 factor and applying to the resulting amount the income tax rate of 30%. This income tax will be paid by the company paying the dividends.

In addition, the entities that distribute dividends to its stockholders who are individuals or foreign residents must withhold 10% thereof for income tax purposes, which will be paid in Mexico. The foregoing will not be applicable when distributed dividends arise from the “taxed net earnings account” computed on an individual company basis generated through December 31, 2013.

As of December 31, 2023, cumulative earnings that have been subject to income tax and can be distributed by the Company free of Mexican income tax amounted to Ps.106,016,357.

(b)   Accumulated Other Comprehensive Income or loss:

							Exchange		Remeasurement		Derivative		Share of
					Warrants		Differences on		of Post-		Financial		Income
			Other		Exercised for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Common Stock		Foreign		Benefit		Cash Flow		and Joint
	Fund		Instruments (1)		of UHI (2)		Operations		Obligations		Hedges		Ventures		Income Taxes		Total
Accumulated at January 1, 2022	Ps.	1,505,142	Ps.	515,047	Ps.	(23,602,220)	Ps.	934,473	Ps.	(1,058,754)	Ps.	12,093	Ps.	109,266	Ps.	7,962,961	Ps.	(13,621,992)
Changes in other comprehensive (loss) or income		(131,957)		(906,658)		—		(124,179)		150,343		395,807		4,245,546		(830,788)		2,798,114
Accumulated at December 31, 2022		1,373,185		(391,611)		(23,602,220)		810,294		(908,411)		407,900		4,354,812		7,132,173		(10,823,878)
Changes in other comprehensive (loss) or income		(741)		(698,903)		—		(711,843)		81,616		(287,536)		4,278,531		(1,704,039)		957,085
Accumulated at December 31, 2023	Ps.	1,372,444	Ps.	(1,090,514)	Ps.	(23,602,220)	Ps.	98,451	Ps.	(826,795)	Ps.	120,364	Ps.	8,633,343	Ps.	5,428,134	Ps.	(9,866,793)

(1)	On January 31, 2022, the Group disposed of its investment in other equity instruments, in connection with the closing of the TelevisaUnivision Transaction.
(2)	On December 29, 2020, the Group exercised its former investment in warrants issued by UHI, the predecessor company of TelevisaUnivision (formerly known as UH II.), for common stock of UHI.